LIQUIDITY AND GOING CONCERN	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 2 – LIQUIDITY AND GOING CONCERN

As indicated in the Company’s consolidated financial statements, the Company reported a net loss of approximately $19.3 million, $3.7 million and $3.5 million for the years ended December 31, 2025, 2024 and 2023, respectively. The Company experienced negative operating cash flows of $2.4 million, $3.0 million and $3.2 million for the years ended December 31, 2025, 2024 and 2023, respectively, and its cash and cash equivalents had declined to $645,939 as of December 31, 2025. These events raise significant doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on its ability to continue to meet its obligations as they become due, and obtain additional or alternative financing required to fund its working capital requirements.

The Company expects to fund its operations primarily through cash flow from operations and borrowings from related parties or financial institutions. In the event that the Company requires additional funding to finance its operations, the Company’s major shareholders have indicated their intent and ability to provide such financial support. The US tariff imposed since February 1, 2025 on locket set related products imported from China and Hong Kong have resulted in a material adverse impact on our business and results of operations for the year ended December 31, 2025. However, the current tariff on our products to the U.S. is lowered to 17.5% as of the date of the report. Based on the Company’s production schedule as of the date of this report, the Company has received customer orders with delivery scheduled up to August 2026. Management of the Company believes that the Company’s result of operations will be gradually recovered. There is still a high degree of uncertainty surrounding U.S. tariff policy, though. The Company can make no assurances that anticipation of performance will be achieved or required financing for operations will be available for the amounts needed. If we cannot significantly improve our cash flow from operations or subsequent capital raises are insufficient to bridge financial and liquidity shortfall, there would likely be a material adverse effect on the Company and its consolidated financial statements.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. These consolidated financial statements do not include any adjustments related to the recoverability and classification of the recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.